Marketable Securities (Tables)	12 Months Ended
Jul. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of classified marketable securities
	July 31, 2022				July 31, 2021
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Available-for-sale:
Mutual funds	$528,976	$269,400	$—	$798,376	$984,869	$619,972	$—	$1,604,841
Corporate equity
securities	1,065,593	897,100	—	1,962,693	1,355,961	940,291	—	2,296,252
	$1,594,569	$1,166,500	$—	$2,761,069	$2,340,830	$1,560,263	$—	$3,901,093

Schedule of investment income
	2022	2021
Interest income	$222	$850
Dividend income	168,369	98,915
Gain on sale of marketable securities	131,786	73,783
Total	$300,377	$173,548